Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized (in Shares)	30,000,000	30,000,000
Ordinary shares, shares issued (in Shares)	12,803,006	11,454,512
Ordinary shares, shares outstanding (in Shares)	12,803,006	11,454,512